UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund:	BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2013

Date of reporting period: 08/31/2012

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock Small Cap Growth Fund II (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 224,646,825
Total Investments (Cost - $203,222,898) – 100.2%	224,646,825
Liabilities in Excess of Other Assets – (0.2)%	(434,309)
Net Assets – 100.0%	$ 224,212,516

BlackRock Small Cap Growth Fund II (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of August 31, 2012, the value of the investment and the percentage owned by the Fund of the Portfolio was $224,646,825 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of August 31, 2012, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended August 31, 2012.

BLACKROCK SERIES, INC.	AUGUST 31, 2012

Schedule of Investments August 31, 2012 (Unaudited)	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.5%
BE Aerospace, Inc. (a)	55,409	$ 2,230,766
Orbital Sciences Corp. (a)	220,403	3,041,562
TransDigm Group, Inc. (a)	18,500	2,564,470
		7,836,798
Airlines — 1.1%
Alaska Air Group, Inc. (a)	31,000	1,040,050
US Airways Group, Inc. (a)	124,400	1,326,104
		2,366,154
Auto Components — 1.2%
Cooper Tire & Rubber Co.	11,946	238,800
Dana Holding Corp.	171,468	2,342,253
		2,581,053
Biotechnology — 8.7%
Achillion Pharmaceuticals, Inc. (a)	219,204	1,541,004
Acorda Therapeutics, Inc. (a)	84,011	1,919,651
Alkermes Plc (a)	126,700	2,324,945
BioMarin Pharmaceutical, Inc. (a)	11,700	436,878
Biospecifics Technologies (a)(b)	128,315	2,409,756
Cubist Pharmaceuticals, Inc. (a)(b)	125,472	5,796,806
Gentium SpA - ADR (a)	518,552	5,211,448
		19,640,488
Building Products — 1.5%
A.O. Smith Corp.	21,800	1,192,678
Trex Co., Inc. (a)	70,445	2,166,184
		3,358,862
Chemicals — 1.6%
Ferro Corp. (a)	541,030	1,774,578
Georgia Gulf Corp.	47,900	1,898,756
		3,673,334
Commercial Services & Supplies — 1.6%
ACCO Brands Corp. (a)	546,221	3,599,596
Communications Equipment — 2.1%
Ciena Corp. (a)	194,000	2,651,980
Ixia (a)	134,300	1,993,012
		4,644,992
Consumer Finance — 2.1%
DFC Global Corp. (a)(b)	255,350	4,754,617
Diversified Telecommunication Services — 2.1%
Cbeyond Communications, Inc. (a)	515,225	4,173,322
Cincinnati Bell, Inc. (a)	114,268	535,917
		4,709,239
Energy Equipment & Services — 1.6%
Hornbeck Offshore Services, Inc. (a)	67,192	2,609,738
Superior Energy Services, Inc. (a)	50,286	1,044,440
		3,654,178

Common Stocks	Shares	Value
Food & Staples Retailing — 0.7%
United Natural Foods, Inc. (a)(b)	27,900	$ 1,603,692
Food Products — 2.4%
Annie's, Inc. (a)	61,100	2,538,705
The Hain Celestial Group, Inc. (a)	42,000	2,897,580
		5,436,285
Health Care Equipment & Supplies — 4.6%
ArthroCare Corp. (a)	109,837	3,248,978
GenMark Diagnostics, Inc. (a)	96,747	728,505
Haemonetics Corp. (a)	8,686	639,898
Hologic, Inc. (a)	289,700	5,686,811
		10,304,192
Health Care Technology — 2.1%
Allscripts Healthcare Solutions, Inc. (a)	59,000	619,500
ePocrates, Inc. (a)	459,039	4,094,628
		4,714,128
Hotels, Restaurants & Leisure — 3.0%
Bloomin' Brands, Inc. (a)	28,288	367,178
Brinker International, Inc.	66,089	2,277,427
Caribou Coffee Co., Inc. (a)	317,517	4,061,043
		6,705,648
Internet Software & Services — 3.4%
DealerTrack Holdings, Inc. (a)	112,200	3,106,818
NIC, Inc.	315,109	4,547,023
		7,653,841
IT Services — 7.2%
ExlService Holdings, Inc. (a)(b)	282,513	7,280,360
Global Cash Access, Inc. (a)	425,455	3,263,240
MAXIMUS, Inc.	37,365	2,032,282
WNS Holdings, Ltd. - ADR (a)	239,940	2,490,577
Wright Express Corp. (a)	18,100	1,191,704
		16,258,163
Leisure Equipment & Products — 0.8%
Brunswick Corp.	78,600	1,862,034
Machinery — 2.3%
Titan International, Inc. (b)	79,400	1,657,872
Wabash National Corp. (a)(b)	509,903	3,411,251
		5,069,123
Media — 2.2%
Function X, Inc.	302,362	105,827
National CineMedia, Inc.	325,798	4,724,071
		4,829,898
Metals & Mining — 1.1%
Globe Specialty Metals, Inc.	175,893	2,566,279
Oil, Gas & Consumable Fuels — 4.8%
Cheniere Energy, Inc. (a)	78,400	1,157,184
Energy XXI Bermuda Ltd.	91,472	3,008,514
Kodiak Oil & Gas Corp. (a)	102,469	916,073

BLACKROCK MASTER LLC	AUGUST 31, 2012	1

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Magnum Hunter Resources Corp. (a)(b)	211,156	$ 907,971
McMoRan Exploration Co. (a)(b)	83,734	1,057,560
PDC Energy, Inc. (a)	16,500	459,195
SandRidge Energy, Inc. (a)	171,759	1,128,457
Swift Energy Co. (a)(b)	107,705	2,099,170
		10,734,124
Paper & Forest Products — 2.2%
Kapstone Paper and Packaging
Corp. (a)(b)	125,220	2,508,157
Schweitzer-Mauduit International, Inc.	76,626	2,473,487
		4,981,644
Personal Products — 0.6%
Elizabeth Arden, Inc. (a)	29,600	1,377,584
Pharmaceuticals — 12.2%
Elan Corp. Plc - ADR (a)	185,588	2,108,280
Jazz Pharmaceuticals Plc (a)	171,015	7,782,893
The Medicines Co. (a)(b)	43,480	1,117,001
Medicis Pharmaceutical Corp.,
Class A	116,000	3,660,960
ViroPharma, Inc. (a)(b)	296,050	7,874,930
Warner Chilcott Plc, Class A	352,437	4,800,192
		27,344,256
Professional Services — 3.5%
The Corporate Executive Board Co.	24,575	1,144,212
CoStar Group, Inc. (a)(b)	56,151	4,562,269
On Assignment, Inc. (a)	135,746	2,241,166
		7,947,647
Road & Rail — 0.3%
Avis Budget Group, Inc. (a)	37,300	612,466
Semiconductors & Semiconductor Equipment — 3.0%
Microsemi Corp. (a)	163,310	3,251,502
Semtech Corp. (a)(b)	138,319	3,391,582
		6,643,084
Software — 12.2%
Ellie Mae, Inc. (a)	79,981	2,061,110
Fortinet, Inc. (a)	107,939	2,861,463
MicroStrategy, Inc., Class A (a)	5,400	677,754
PROS Holdings, Inc. (a)	147,147	2,542,700
QLIK Technologies, Inc. (a)(b)	161,300	3,411,495
Sourcefire, Inc. (a)(b)	73,400	3,808,726
TiVo, Inc. (a)	898,228	8,164,893
Tyler Technologies, Inc. (a)	39,500	1,590,270
Ultimate Software Group, Inc. (a)(b)	23,535	2,334,437
		27,452,848
Specialty Retail — 1.2%
The Children's Place Retail Stores,
Inc. (a)	24,990	1,422,931

Common Stocks	Shares	Value
Specialty Retail (concluded)
Lumber Liquidators Holdings, Inc. (a)	26,991	$ 1,259,400
		2,682,331
Textiles, Apparel & Luxury Goods — 2.2%
G-III Apparel Group Ltd. (a)	92,833	2,946,519
Wolverine World Wide, Inc.	42,100	1,979,963
		4,926,482
Trading Companies & Distributors — 0.7%
United Rentals, Inc. (a)	49,600	1,602,576
Total Common Stocks – 99.8%		224,127,636

Warrants (c)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc.
(Issued/exercisable 5/16/11, 1
share for 1 warrant, Expires
5/06/16, Strike Price CAD
17.70)	222,516	2
Total Long-Term Investments
(Cost – $202,662,596) – 99.8%		224,127,638

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (d)(e)	876,321	876,321

	Beneficial
	Interest
	(000)
BlackRock Liquidity Series LLC, Money
Market Series, 0.29% (d)(e)(f)	$ 32,588	32,588,429
	Par
Time Deposits — 0.0%	(000)
United States — 0.0%
Brown Brothers Harriman & Co.,
0.09%, 9/01/12	81	81,405
Total Short-Term Securities
(Cost – $33,546,155) – 14.9%		33,546,155
Total Investments Before Options Written
(Cost – $236,208,751*) – 114.7%		257,673,793

BLACKROCK MASTER LLC	AUGUST 31, 2012	2

Schedule of Investments (continued)	BlackRock Master Small Cap Growth Portfolio (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options — (0.0)%
Cubist Pharmaceuticals, Inc., Strike
Price USD 43.00, Expires
11/17/12	204	$ (91,800)
ViroPharma, Inc., Strike Price USD
30.00, Expires 10/20/12	240	(9,000)
		(100,800)
Total Options Written
(Premiums Received – $59,685) – (0.0)%		(100,800)
Total Investments, Net of Options Written
(Cost - $236,149,066) – 114.7%		257,572,993

Liabilities in Excess of Other Assets – (14.7)%		(32,926,168)
Net Assets – 100.0%		$ 224,646,825

*	As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$ 240,393,921
Gross unrealized appreciation	$ 35,289,176
Gross unrealized depreciation	(18,009,304)
Net unrealized appreciation	$ 17,279,872

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(d)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at May 31, 2012	Net Activity	Shares/ Beneficial Interest Held at August 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	4,846,990	(3,970,669)	876,321	$764
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$26,663,181	$5,925,248	$32,588,429	$43,156

(e)	Represents the current yield as of report date.
(f)	Security was purchased with the cash collateral from loaned securities.
Portfolio Abbreviations
ADR	American Depositary Receipts
CAD	Canadian Dollar
USD	US Dollar

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

BLACKROCK MASTER LLC	AUGUST 31, 2012	3

Schedule of Investments (concluded)	BlackRock Master Small Cap Growth Portfolio

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Common
Stocks[1]	$224,021,809	—	$105,827	$224,127,636
Warrants	—	$2	—	2
Short-Term
Securities	876,321	32,669,834	—	33,546,155
Total	$224,898,130	$32,669,836	$105,827	$257,673,793

[1]	See above Schedule of Investments for values in each industry excluding Level 3, Media, within the table.
	Level 1	Level 2	Level 3	Total
Derivative
Financial
Instruments[2]
Liabilities:
Equity contracts	$(100,800)	—	—	$(100,800)

[2]	Derivative financial instruments are options shown at value.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of August 31, 2012, collateral on securities loaned at value of $32,588,429 is categorized as Level 2.

There were no transfers between levels during the period ended August 31, 2012.

Certain of the Portfolio's investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK MASTER LLC	AUGUST 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: October 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LL C

Date: October 25, 2012